Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 11: Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued. During this period, there were no subsequent events that required adjustment to or disclosure in the accompanying financial statements.

Note 12: Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued. During this period, there were no subsequent events that required adjustment to or disclosure in the accompanying financial statements.